INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
	2019	2018

Deferred income tax assets
Non-capital loss carry-forwards	$221,178	$137,251

Deferred income tax assets	$221,178	$137,251

Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(195,048)	$(112,422)
Excess of carrying value over tax value of intangible assets	(26,130)	(24,829)

Deferred income tax liability	$(221,178)	$(137,251)

Net deferred tax asset (liability)	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31,	December 31,
	2019	2018
Excess of tax value over carrying value of mineral properties	$9,333	$12,708
Non-capital losses carried forward	264,989	4,660,241
Lease liability	79,896	-

Unrecognized deductible temporary differences	$354,218	$4,672,949

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	December 31,	December 31,	December 31,
	2019	2018	2017
Income (loss) before income taxes	$3,334,043	$(56,711)	$(5,166,207)
Statutory income tax rate	27.00%	27.00%	26.00%
Income tax (benefit) liability computed at statutory tax rate	900,192	(15,312)	(1,343,214)
Items not deductible for income tax purposes	(12,564)	77,417	(100,626)
Under provision of taxes in prior years	36,225	-	-
Change in timing differences	135,130	(80,965)	187,473
Impact of foreign exchange on tax assets and liabilities	(39,116)	(90,212)	117,313
Difference between Canadian and foreign taxes	-	3,403	(464,959)
Effect of change in tax rates	-	(42,564)	-
Unused tax losses and tax offsets not recognized	(983,204)	148,233	1,431,580
Income tax expense (recovery)	36,663	-	(172,433)
Penalties and interest included in income tax expense (recovery)	27,989	(290,818)	-
Texas margin tax and branch tax	34,425	39,654	22,137
Income tax expense (recovery)	$99,077	$(251,164)	$(150,296)